Intangible Assets - Summary of Amortisation Profile of Intangible Assets (Detail) £ in Millions	Dec. 31, 2024 GBP (£)
Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 129
Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	23
Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	90
One to five years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	63
One to five years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	18
One to five years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
One to five years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	73
Six to ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	38
Six to ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	5
Six to ten years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Six to ten years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	11
Eleven to fifteen years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	24
Eleven to fifteen years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	6
Sixteen to twenty years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	4
Sixteen to twenty years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 0